T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Common Stocks 1.8%
Globant (USD) (1) 221,800 53,046
MercadoLibre (USD) (1) 97,473 152,906
Total Argentina (Cost
$58,456
)
205,952
BELGIUM 0.8%
Common Stocks 0.8%
Anheuser-Busch InBev  1,410,671 89,031
Total Belgium (Cost
$118,463
)
89,031
BRAZIL 7.2%
Common Stocks 4.4%
B3  34,426,800 101,266
Lojas Renner  5,539,141 43,977
Pagseguro Digital, Class A (USD) (1) 1,451,404 80,466
Raia Drogasil  25,567,160 124,148
Rede D'Or Sao Luiz  3,343,772 44,466
StoneCo, Class A (USD) (1) 1,208,324 71,098
XP, Class A (USD) (1) 1,338,129 54,943
520,364
Preferred Stocks 2.8%
Itau Unibanco Holding  55,817,918 323,874
323,874
Total Brazil (Cost
$629,858
)
844,238
CHILE 0.8%
Common Stocks 0.8%
Banco Santander Chile, ADR (USD)  4,880,515 95,365
Total Chile (Cost
$98,999
)
95,365
CHINA 30.3%
Common Stocks 25.1%
Alibaba Group Holding (HKD) (1) 8,936,456 218,253
Alibaba Group Holding, ADR (USD) (1) 2,173,617 424,268
Anhui Conch Cement, H Shares (HKD)  10,095,500 48,286

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
China Mengniu Dairy (HKD)  48,904,000 265,520
China Merchants Bank, H Shares (HKD)  8,044,500 61,199
China Overseas Land & Investment (HKD)  56,389,000 118,188
China Resources Beer Holdings (HKD)  1,634,000 12,252
ENN Energy Holdings (HKD)  4,152,200 86,650
Greentown Service Group (HKD)  27,588,000 30,033
Meituan, Class B (HKD) (1) 5,969,200 165,176
New Oriental Education & Technology Group, ADR (USD) (1) 9,676,000 20,997
Pinduoduo, ADR (USD) (1) 855,300 78,354
Ping An Insurance Group, H Shares (HKD)  23,956,000 209,635
Sino Biopharmaceutical (HKD)  74,834,500 63,572
Tencent Holdings (HKD)  12,915,300 778,898
Tencent Music Entertainment Group, ADR (USD) (1) 2,006,000 21,204
Trip.com Group, ADR (USD) (1) 2,337,991 60,624
Yum China Holdings (USD)  2,734,800 170,077
Zhongsheng Group Holdings (HKD)  12,884,000 118,742
2,951,928
Common Stocks - China A Shares 5.2%
Anhui Conch Cement, A Shares (2) 7,776,966 42,711
Gree Electric Appliances of Zhuhai, A Shares (CNH)  14,265,667 104,985
Gree Electric Appliances of Zhuhai, A Shares (2) 621,757 4,576
Hongfa Technology, A Shares (CNH)  6,873,689 70,065
Jiangsu Hengrui Medicine, A Shares (CNH)  5,134,867 43,385
Kweichow Moutai, A Shares (CNH)  9,362 2,438
Kweichow Moutai, A Shares (2) 502,384 130,851
Midea Group, A Shares (CNH)  2,759,767 27,221
Midea Group, A Shares (2) 2,544,972 25,104
Ping An Insurance Group, A Shares (2) 965,500 8,042
Songcheng Performance Development, A Shares (CNH)  15,311,700 30,092
Songcheng Performance Development, A Shares (2) 30,679,138 60,298
Yifeng Pharmacy Chain, A Shares (CNH)  8,154,367 61,701
611,469
Total China (Cost
$2,385,324
)
3,563,397
CZECH REPUBLIC 0.4%
Common Stocks 0.4%
Komercni banka (1) 1,330,737 49,398
Total Czech Republic (Cost
$49,564
)
49,398

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 4.2%
Common Stocks 4.2%
AIA Group  29,286,600 350,437
Budweiser Brewing APAC  31,198,700 87,070
Hong Kong Exchanges & Clearing  868,700 55,518
Total Hong Kong (Cost
$278,241
)
493,025
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank (1) 2,104,602 113,493
Total Hungary (Cost
$81,802
)
113,493
INDIA 7.6%
Common Stocks 7.6%
HDFC Bank  9,041,441 173,818
Housing Development Finance  7,866,601 259,114
Infosys  13,565,839 295,882
Kotak Mahindra Bank (1) 3,561,472 79,494
Maruti Suzuki India  449,971 42,377
Tata Consultancy Services  839,682 35,802
Total India (Cost
$475,862
)
886,487
INDONESIA 0.8%
Common Stocks 0.8%
Astra International  142,747,600 46,609
Bank Central Asia  24,801,600 51,199
Total Indonesia (Cost
$97,915
)
97,808
MEXICO 1.6%
Common Stocks 1.6%
Grupo Aeroportuario del Sureste, ADR (USD) (1) 493,314 89,398
Wal-Mart de Mexico  30,929,048 101,894
Total Mexico (Cost
$116,197
)
191,292

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.2%
Common Stocks 2.2%
ASML Holding  89,113 68,117
Heineken  215,001 25,037
Prosus  1,857,709 165,742
Total Netherlands (Cost
$257,366
)
258,896
PERU 0.6%
Common Stocks 0.6%
Credicorp (USD) (1) 738,600 74,569
Total Peru (Cost
$142,263
)
74,569
PHILIPPINES 1.4%
Common Stocks 1.4%
SM Investments  6,140,109 111,945
Universal Robina  21,038,389 53,351
Total Philippines (Cost
$111,011
)
165,296
POLAND 0.3%
Common Stocks 0.3%
InPost (EUR) (1) 1,797,750 35,250
Total Poland (Cost
$35,563
)
35,250
RUSSIA 4.7%
Common Stocks 4.7%
Mail.Ru Group, GDR (USD) (1) 2,282,411 47,225
Ozon Holdings, ADR (USD) (1) 933,456 48,736
Sberbank of Russia, ADR (USD)  18,522,999 308,250
X5 Retail Group, GDR (USD)  2,215,088 71,711
Yandex, Class A (USD) (1) 1,077,030 73,163
Total Russia (Cost
$354,207
)
549,085
SAUDI ARABIA 1.3%
Common Stocks 1.3%
Al Rajhi Bank  2,379,422 70,396

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Saudi National Bank  5,639,584 82,805
Total Saudi Arabia (Cost
$103,350
)
153,201
SINGAPORE 0.2%
Common Stocks 0.2%
Sea, ADR (USD) (1) 80,610 22,261
Total Singapore (Cost
$17,838
)
22,261
SOUTH AFRICA 2.5%
Common Stocks 2.5%
Capitec Bank Holdings  488,991 54,279
Clicks Group  3,664,743 66,343
FirstRand  22,482,449 83,400
Shoprite Holdings  8,401,204 92,040
Total South Africa (Cost
$256,472
)
296,062
SOUTH KOREA 11.8%
Common Stocks 11.3%
Coupang (USD) (1) 1,381,881 50,190
KakaoBank (1) 92,624 3,140
LG Household & Health Care  262,571 332,685
NAVER  736,926 277,749
Samsung Electronics  9,625,046 657,741
1,321,505
Preferred Stocks 0.5%
Samsung Electronics  961,640 60,368
60,368
Total South Korea (Cost
$456,791
)
1,381,873
TAIWAN 13.7%
Common Stocks 13.7%
Largan Precision  1,536,000 161,635
MediaTek  2,589,000 84,655
President Chain Store  9,887,000 99,309
Taiwan Semiconductor Manufacturing  57,176,111 1,194,952

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Vanguard International Semiconductor  17,671,000 73,215
Total Taiwan (Cost
$584,627
)
1,613,766
THAILAND 1.6%
Common Stocks 1.6%
Airports of Thailand  20,516,500 35,268
CP ALL  86,761,700 156,221
Total Thailand (Cost
$162,926
)
191,489
TURKEY 0.7%
Common Stocks 0.7%
BIM Birlesik Magazalar  3,833,110 28,850
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 3,695,980 48,676
Total Turkey (Cost
$67,320
)
77,526
UNITED ARAB EMIRATES 1.3%
Common Stocks 1.3%
First Abu Dhabi Bank  22,830,474 102,998
Network International Holdings (GBP) (1) 9,646,076 45,676
Total United Arab Emirates (Cost
$114,591
)
148,674
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 121,528,808 121,529
Total Short-Term Investments (Cost $121,529) 121,529
Total Investments in Securities 99.8%
(Cost $7,176,535) $ 11,718,963
Other Assets Less Liabilities 0.2% 25,507
Net Assets 100.0% $ 11,744,470
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.

T. ROWE PRICE Emerging Markets Stock Fund

.
.
.
.
.
.
.
.
.
.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 97+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 167,754  ¤  ¤ $ 121,529^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $97 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $121,529.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F111-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,690,341 $ 9,522,851 $ — $ 11,213,192
Preferred Stocks — 384,242 — 384,242
Short-Term Investments 121,529 — — 121,529
Total $ 1,811,870 $ 9,907,093 $ — $ 11,718,963